Exhibit 99.3

Monthly Investor Report: Verizon Master Trust - VZMT 2022-6

Collection Period	April 2025
Payment Date	5/20/2025
Transaction Month	33
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A	7/21/25	1/22/29	$479,240,000		3.67%			3.67%
Class B	7/21/25	1/22/29	$41,430,000		3.91%			3.91%
Class C	7/21/25	1/22/29	$19,250,000		4.16%			4.16%

Total			$539,920,000

Series Alloc% x Group One Available Funds								$37,061,418.08
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$37,061,418.08

Beginning of Period Reserve Account Balance								$5,916,931.51
Required Reserve Amount								$5,916,931.51
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$5,916,931.51

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$39.94	$39.94	$0.00	$0.00		$37,061,378.14
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$37,061,378.14
Asset Representations Reviewer Fee			$20.83	$20.83	$0.00	$0.00		$37,061,357.31
Supplemental ARR Fee			$87.78	$87.78	$0.00	$0.00		$37,061,269.53
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$37,060,019.53
Servicing Fee			$410,222.31	$410,222.31	$0.00	$0.00		$36,649,797.22
Class A Note Interest			$1,465,675.67	$1,465,675.67	$0.00	$0.00		$35,184,121.55
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$35,184,121.55
Class B Note Interest			$134,992.75	$134,992.75	$0.00	$0.00		$35,049,128.80
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$35,049,128.80
Class C Note Interest			$66,733.33	$66,733.33	$0.00	$0.00		$34,982,395.47
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$34,982,395.47
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$34,982,395.47
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$34,982,395.47
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$34,982,395.47
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$34,982,395.47
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$34,982,395.47
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$34,982,395.47
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$34,982,395.47
Class R Interest			$34,982,395.47	$34,982,395.47	$0.00	$0.00		$0.00

Total			$37,061,418.08	$37,061,418.08	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A			$0.00	$0.00	$1,465,675.67	$0.00	$0.00	$1,465,675.67
Class B			$0.00	$0.00	$134,992.75	$0.00	$0.00	$134,992.75
Class C			$0.00	$0.00	$66,733.33	$0.00	$0.00	$66,733.33

Total			$0.00	$0.00	$1,667,401.75	$0.00	$0.00	$1,667,401.75

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$1,000.00	$3.06	$0.00	$3.06	$479,240,000.00	$1.00	$479,240,000.00	$1.00
Class B	$1,000.00	$3.26	$0.00	$3.26	$41,430,000.00	$1.00	$41,430,000.00	$1.00
Class C	$1,000.00	$3.47	$0.00	$3.47	$19,250,000.00	$1.00	$19,250,000.00	$1.00

Total	$1,000.00	$3.09	$0.00	$3.09	$539,920,000.00	$1.00	$539,920,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$269,960,000.00			$269,960,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.

EU/UK Risk Retention Disclosure

The Servicer is authorized by the Originators to confirm and hereby confirms that the Originators continue to hold the EU/UK Retained Interest in accordance with the terms of the EU/UK Risk Retention Agreement dated August 11, 2022 and executed in connection with Series 2022-6. Capitalized terms used herein have the meaning given to them in the EU/UK Risk Retention Agreement.